SHAREHOLDERS' EQUITY (Details) - shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Class of Warrant or Right [Line Items]
Shares Issued to Settle Accounts Payable and Liabilities			6,759,125
Stock Grant for Compensation		35,157
MM CAN USA Class B Reedemable Units [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	236,123,851	319,193,215	365,961,334
Cancellation of Super Voting Shares
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redemable Shares		(83,119,182)	(58,095,821)
Shares Issued for Vested Restricted Stock Units
Stock Grant for Compensation		49,818
Shares issued and outstanding, End of the period		236,123,851	319,193,215
Bought Deal Equity Financing
At-the-Market Equity Financing Program
Shares Issued to Settle Debt and Accrued Interest			3,932,415
Debt Issuance Costs
Redemption of LLC Redeemable Units			4,274,566
Shares Issued for Other Assets			72,464
Shares Issued for Acquisition Costs			169,487
Acquisition of Non-Controlling Interest
Shares Issued for Business Acquisition
Asset Acquisitions
Exercise of Warrants			2,878,770
Shares issued for cash
Shares Issued to Settle Contingent Consideration
MM Enterprises USA Common Units [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	725,016	725,016	1,570,064
Cancellation of Super Voting Shares
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redemable Shares
Shares Issued for Vested Restricted Stock Units
Stock Grant for Compensation
Shares issued and outstanding, End of the period		725,016	725,016
Bought Deal Equity Financing
At-the-Market Equity Financing Program
Shares Issued to Settle Debt and Accrued Interest
Debt Issuance Costs
Redemption of LLC Redeemable Units			(9,841,559)
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Acquisition of Non-Controlling Interest
Shares Issued for Business Acquisition
Asset Acquisitions			8,996,511
Exercise of Warrants
Shares issued for cash
Shares Issued to Settle Contingent Consideration
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	403,907,218	173,010,922	45,215,976
Cancellation of Super Voting Shares
Shares Issued to Settle Accounts Payable and Liabilities		24,116,461
Redemption of MedMen Corp Redemable Shares		83,119,182	58,095,821
Shares Issued for Vested Restricted Stock Units			333,479
Stock Grant for Compensation		4,675,017	2,634,235
Shares issued and outstanding, End of the period		403,907,218	173,010,922
Bought Deal Equity Financing			29,321,818
At-the-Market Equity Financing Program		9,789,300	5,168,500
Shares Issued to Settle Debt and Accrued Interest		6,801,790	632,130
Debt Issuance Costs			2,691,141
Redemption of LLC Redeemable Units		329,548	5,566,993
Shares Issued for Other Assets		13,479,589	919,711
Shares Issued for Acquisition Costs		765,876	159,435
Acquisition of Non-Controlling Interest			9,736,870
Shares Issued for Business Acquisition		5,112,263	10,875,929
Asset Acquisitions		7,373,034	1,658,884
Exercise of Warrants
Shares issued for cash		61,596,792
Shares Issued to Settle Contingent Consideration		13,737,444
Super Voting Shares [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	815,295	1,630,590	1,630,590
Cancellation of Super Voting Shares		(815,295)
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redemable Shares
Shares Issued for Vested Restricted Stock Units
Stock Grant for Compensation
Shares issued and outstanding, End of the period		815,295	1,630,590
Bought Deal Equity Financing
At-the-Market Equity Financing Program
Shares Issued to Settle Debt and Accrued Interest
Debt Issuance Costs
Redemption of LLC Redeemable Units
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Acquisition of Non-Controlling Interest
Shares Issued for Business Acquisition
Asset Acquisitions
Exercise of Warrants
Shares issued for cash
Shares Issued to Settle Contingent Consideration
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	403,907,218
Cancellation of Super Voting Shares
Shares Issued for Cash	57,800,000
Shares Issued to Settle Accounts Payable and Liabilities	14,911,047
Shares Issued for Exercise of Warrants
Redemption of MedMen Corp Redemable Shares	133,969,228
Shares Issued for Vested Restricted Stock Units	7,173,256
Shares Issued for Debt Amendment Fees	4,305,148
Stock Grant for Compensation	3,703,730
Shares issued and outstanding, End of the period	625,769,627	403,907,218
Super Voting Shares [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	815,295
Cancellation of Super Voting Shares	(815,295)
Shares Issued for Cash
Shares Issued to Settle Accounts Payable and Liabilities
Shares Issued for Exercise of Warrants
Redemption of MedMen Corp Redemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Debt Amendment Fees
Stock Grant for Compensation
Shares issued and outstanding, End of the period		815,295
MM CAN USA Class B Reedemable Units [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	236,123,851
Cancellation of Super Voting Shares
Shares Issued for Cash
Shares Issued to Settle Accounts Payable and Liabilities
Shares Issued for Exercise of Warrants	27,164,323
Redemption of MedMen Corp Redemable Shares	(133,969,228)
Shares Issued for Vested Restricted Stock Units
Shares Issued for Debt Amendment Fees
Stock Grant for Compensation
Shares issued and outstanding, End of the period	129,318,946	236,123,851
MM Enterprises USA Common Units [Member]
Class of Warrant or Right [Line Items]
Shares issued and outstanding, Beginning of the period	725,016
Cancellation of Super Voting Shares
Shares Issued for Cash
Shares Issued to Settle Accounts Payable and Liabilities
Shares Issued for Exercise of Warrants
Redemption of MedMen Corp Redemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Debt Amendment Fees
Stock Grant for Compensation
Shares issued and outstanding, End of the period	725,016	725,016